Organization - Consolidated VIEs inclusive of the VIEs' subsidiaries - (Details)	12 Months Ended
Dec. 31, 2020
Beike Group (Cayman) Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Group (BVI) Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Sharehome HK International Limited
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Tianjin
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Jinbei Technology
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Jinke
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Lianjia Enterprise Management
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Lianjia Zhidi
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Deyou Real Estate Agency
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Zhaofang
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beike Technology Co., Ltd.
Subsidiary or Equity Method Investee
Economic ownership (as a percent)	100.00%
Beijing Lianjia
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Yiju Taihe
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Tianjin Xiaowu
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Beijing Zhongrongxin Financing Guarantee Co., Ltd.
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%
Beijing Ehomepay Technologies Co., Ltd.
Subsidiary or Equity Method Investee
VIEs ownership (as a percent)	100.00%